Property and Equipment, Net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Depreciation expense	$ 39,860	$ 41,694	$ 79,720	$ 83,388	$ 164,942	$ 141,342
Disposals of property and equipment					$ 17,219	$ 0